Risks and Concentration (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable - third parties, net | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage	87.90%	92.10%
Accounts receivable - third parties, net | Customer A, a third party
Risks and Concentration
Concentration risk percentage	42.00%	48.90%
Accounts receivable - third parties, net | Customer B, a third party
Risks and Concentration
Concentration risk percentage		30.40%
Accounts receivable - third parties, net | Customer D, a third party
Risks and Concentration
Concentration risk percentage	28.60%
Accounts receivable - third parties, net | Customer D, a third party
Risks and Concentration
Concentration risk percentage	15.10%
Total revenues | Geely Group and its subsidiaries
Risks and Concentration
Concentration risk percentage	78.90%	67.00%	70.40%
Total revenues | Customer A, a third party
Risks and Concentration
Concentration risk percentage		12.60%
Total revenues | Customer B, a third party
Risks and Concentration
Concentration risk percentage		12.50%
Accounts payable | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	12.70%	19.10%
Accounts payable | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	16.00%	19.00%
Accounts payable | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	23.10%	10.90%
Liabilities, Total | Supplier A, a third party
Risks and Concentration
Concentration risk percentage	12.20%	12.70%
Liabilities, Total | Supplier B, a third party
Risks and Concentration
Concentration risk percentage	20.40%	17.40%
Liabilities, Total | Supplier C, a third party
Risks and Concentration
Concentration risk percentage	15.50%
Liabilities, Total | Supplier D, a third party
Risks and Concentration
Concentration risk percentage			23.60%